Revenue - Schedule of Net Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	$ 596,817	$ 510,360	$ 350,131
United States [Member]
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	35,000
Taiwan [Member]
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	$ 561,817